Provisions - Summary of Economic Assumptions (Detail) - Long-term employee benefits [member]	Dec. 31, 2020	Dec. 31, 2019
Summary of economic assumptions [line items]
Discount rate	5.00%	6.25%
Expected rate of salary increase	4.50%	5.50%